FDIC Indemnification Asset (Tables)	12 Months Ended
Sep. 30, 2014
Text Block [Abstract]
FDIC indemnification asset roll forward

The following table represents a summary of the activity related to the FDIC indemnification asset for the years ended September 2014 and 2013 (in thousands):

	2014	2013
Balance at beginning of year	$45,690	$68,662
Amortization	(14,604)	(14,758)
Changes in expected reimbursements from FDIC for changes in expected credit losses	2,148	522
Changes in reimbursable expenses	2,358	(3,453)
Payments to/(from) the FDIC	(8,914)	(5,283)

Balance at end of year	$26,678	$45,690